ACCOUNTS PAYABLE AND OTHER LIABILITIES - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 2,466	$ 1,636
Loans and notes payables	779	769
Derivative liabilities	181	399
Deferred revenue	302	242
Other liabilities	21	6
Total accounts payable and other liabilities	$ 3,749	$ 3,052